Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	826,740.00
Total Offset Amount	826,740.00
Net Fee	$ 0.00